Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	2024	2023	2022
Gains / (losses) from exchange rate variation (3)	138,377	57,525	415,570
Fair value adjustments on derivatives	(502,644)	82,928	(343,573)
Interest expense (1)	(1,647,112)	(1,732,928)	(1,342,486)
Interest income (2)	453,731	326,442	268,418
Bank fees and others (3)	(112,115)	(87,372)	(239,627)
	(1,669,763)	(1,353,405)	(1,241,698)

Finance income	719,370	584,216	808,612
Finance expense	(2,389,133)	(1,937,621)	(2,050,310)
	(1,669,763)	(1,353,405)	(1,241,698)

(1)	For the year ended December 31, 2024, 2023 and 2022 the amount of US$1,152,892, US$1,183,852 and US$909,942, respectively, refers to interest expenses from loans and financings.
(2)	For the year ended December 31, 2024,2023 and 2022 the amount of US$97,980, US$117,866 and US$110,677 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2024, the amount of US$182,812 (US$105,839 and US$68,478 for the year ended December 31, 2023 and 2022 respectively), refers to interest income from short-term investments.
(3)	Includes indexation for legal expenses